FOR USE BY BANKS ONLY
                                                                 April 9, 1997
            DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND, INC.
                        Supplement to Prospectus
                           Dated March 1, 1997
        All mutual fund shares involve certain investment risks, including the possible loss of principal.
                                                                 762s040997BNK